Segment Information (Narrative) (Details)	3 Months Ended
Mar. 31, 2014 segments contract
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Number of operating segments (in segments)	3
Number of reportable segments (in segments)	2
Number of drilling management contracts (in contracts)	2